ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2024
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

10. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2023	2024
	RMB	RMB
Refundable payment from franchised stores—current	39,203,959	51,690,234
Accrued payroll and social insurance	17,566,486	26,300,779
Accrued selling and marketing expenses	29,159,625	23,150,372
Construction payable	14,372,306	20,327,073
Warranty-current	16,736,341	19,746,554
Other taxes payable	3,542,993	9,065,664
Sales rebate	4,975,640	6,135,710
Operating lease liabilities-current (Note 17)	5,094,066	1,253,020
Others*	34,859,980	43,686,602

Accrued expenses and other current liabilities	165,511,396	201,356,008
*	Others mainly include accrued professional fees and other general corporate expenses.

The Group provides limited warranty to its end customers for terms varying from 3 months to 60 months, subject to certain conditions, such as normal use. For certain key components of electric scooter, the Group mainly provides quality warranty varying from 12 months to a lifetime. For lithium-ion battery packs, the Group mainly provides a 24-month or 20,000-kilometer warranty or a 60-month or 40,000-kilometer warranty, depending on the model. For the other components of the electric scooters, the Group provides quality warranty varying from 3 months to 36 months depending on the parts. The Group is responsible for replacing or repairing the faulty products during their respective warranty terms.

Movement of provision for warranty was as follows:

	For the Year Ended December 31,
	2022	2023	2024
Accrued warranty-beginning of year	47,788,122	33,812,290	25,325,839
Accrual for warranties issued during the year	20,355,810	23,248,155	27,660,626
Warranty claims paid	(23,894,070)	(30,051,582)	(23,677,748)
Pre-existing warranty expired	(10,437,572)	(1,683,024)	(14,869)
Accrued warranty-end of year	33,812,290	25,325,839	29,293,848